SUBSEQUENT EVENTS (Details) - Subsequent event - Extension Promissory Note - Sponsor	Mar. 12, 2024 USD ($)	Feb. 17, 2024 USD ($)	Jan. 19, 2024 USD ($) item	Jan. 12, 2024 USD ($)
Subsequent event
Additional times of extension | item			18
Written request to draw down amount under the Extension Promissory Note			$ 50,000
Amount deposited by sponsor into trust account	$ 50,000	$ 50,000		$ 50,000